Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Prudential Jennison Natural Resources Fund, Inc.
Prospectus Date	rr_ProspectusDate	Dec. 29, 2023
Document Creation Date	dei_DocumentCreationDate	Dec. 22, 2023